Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Reserves	Accumulated other comprehensive loss	Retained earnings
Beginning balance (in shares) at Dec. 31, 2022		307,365,588
Beginning balance at Dec. 31, 2022	$ 2,351,780	$ 2,035,974	$ 41,620	$ (52,076)	$ 326,262
Issue of convertible instruments	31,688		31,688
Shares issued in public offerings (in shares)		9,338,158
Shares issued in public offerings	41,825	$ 41,825
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		1,310,115
Shares issued on exercise of warrants and stock options, and settlement of restricted share units	4,926	$ 8,822	(3,896)
Share-based compensation	9,665		9,665
Share issue costs	(1,056)	$ (1,056)
Dispositions of marketable securities	0			6,597	(6,597)
Net income and total comprehensive income	3,633			(25,251)	28,884
Conversion of convertible notes	0
Ending Balance (in shares) at Dec. 31, 2023		318,013,861
Ending Balance at Dec. 31, 2023	2,442,461	$ 2,085,565	79,077	(70,730)	348,549
Issue of convertible instruments			3,824
Shares issued in public offerings (in shares)		67,311,076
Shares issued in public offerings	349,228	$ 349,228
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		1,474,198
Shares issued on exercise of warrants and stock options, and settlement of restricted share units	2,456	$ 9,338	(6,882)
Share-based compensation	10,297		10,297
Share issue costs	(13,666)	$ (13,666)
Dispositions of marketable securities	0			74,177	(74,177)
Net income and total comprehensive income	246,813			(92,474)	339,287
Shares issued in connection with Greenstone Acquisition (in shares)		42,000,000
Shares issued in connection with Greenstone Acquisition	217,640	$ 217,640
Conversion of convertible notes (in shares)		26,602,031
Conversion of convertible notes	139,661	$ 151,877	(12,216)
Modification of convertible notes	3,824		3,824
Shares acquired and cancelled (in shares)		(168,645)
Shares acquired and cancelled	(1,162)	$ (1,162)
Ending Balance (in shares) at Dec. 31, 2024		455,232,521
Ending Balance at Dec. 31, 2024	$ 3,397,552	$ 2,798,820	$ 74,100	$ (89,027)	$ 613,659